Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets (liabilities):
Net operating loss carryover	$ 1,776	$ 638
Intangibles amortization	701
Accrued compensation	17	44
Stock compensation	21
Accrued interest		48
Capital losses	196	138
Bad debt allowance	5
Deferred revenue	(35)	(16)
Total deferred tax assets, net	2,681	852
Less: valuation allowance	(2,681)	(852)
Net deferred tax assets